UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 28, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Schedule of investments (unaudited)

February 28, 2019

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 100.0%
Commercial Paper — 39.5%
ABN AMRO Funding USA LLC	2.528%	3/14/19	$50,000,000	$49,952,147	(a)(b)
ABN AMRO Funding USA LLC	2.522%	3/20/19	125,000,000	124,829,514	(a)(b)
ABN AMRO Funding USA LLC	2.520%	3/21/19	160,000,000	159,771,053	(a)(b)
ABN AMRO Funding USA LLC	2.588%	4/2/19	50,000,000	49,884,638	(a)(b)
ABN AMRO Funding USA LLC	2.678%	5/1/19	100,000,000	99,552,050	(a)(b)
ABN AMRO Funding USA LLC	2.743%	5/21/19	50,000,000	49,696,942	(a)(b)
ABN AMRO Funding USA LLC	2.766%	5/28/19	50,000,000	49,668,475	(a)(b)
ANZ Bank New Zeland Ltd. (1 mo. USD LIBOR + 0.310%)	2.490%	6/10/19	75,000,000	75,050,051	(a)(c)
ANZ Bank New Zeland Ltd. (1 mo. USD LIBOR + 0.130%)	2.490%	8/14/19	100,000,000	99,999,894	(a)(c)
ASB Finance Ltd.	2.590%	5/14/19	100,000,000	99,476,042	(a)(b)
ASB Finance Ltd. (1 mo. USD LIBOR + 0.320%)	2.490%	7/11/19	85,000,000	85,065,028	(a)(c)
Banco Santander SA	2.469%	3/7/19	200,000,000	199,906,472	(b)
Banco Santander SA	2.485%	3/11/19	418,575,000	418,265,489	(b)
Banco Santander SA	2.605%	4/15/19	46,000,000	45,851,175	(b)
Bank of New York Mellon	2.445%	3/1/19	232,230,000	232,214,633	(b)
Bank of Nova Scotia	2.499%	4/4/19	150,000,000	149,645,334	(a)(b)
Bank of Nova Scotia	2.609%	6/7/19	168,000,000	166,830,678	(a)(b)
Barclays Bank PLC	2.889%	5/28/19	220,000,000	218,477,655	(a)(b)
BNG Bank NV	2.424%	3/1/19	365,300,000	365,276,033	(a)(b)
BNG Bank NV	2.440%	3/5/19	490,000,000	489,838,231	(a)(b)
BNG Bank NV	2.444%	3/6/19	203,000,000	202,919,444	(a)(b)
BNG Bank NV	2.448%	3/7/19	177,000,000	176,917,916	(a)(b)
BPCE SA	2.422%	3/6/19	225,000,000	224,911,501	(a)(b)
Canadian Imperial Bank of Commerce	2.469%	3/7/19	165,000,000	164,922,839	(b)
Canadian Imperial Bank of Commerce (3 mo. USD LIBOR + 0.090%)	2.615%	4/8/19	147,500,000	147,517,763	(a)(c)
Commonwealth Bank of Australia	2.425%	3/11/19	150,000,000	149,891,742	(a)(b)
Commonwealth Bank of Australia (1 mo. USD LIBOR + 0.120%)	2.490%	8/14/19	100,000,000	100,007,113	(a)(c)
Credit Suisse AG NY	2.668%	6/7/19	225,000,000	223,398,675	(b)
Danske Corp.	2.574%	4/8/19	109,190,000	108,893,923	(a)(b)
DBS Bank Ltd.	2.743%	6/24/19	197,000,000	195,312,760	(a)(b)
DnB NOR Bank ASA	2.419%	3/1/19	248,000,000	247,983,763	(a)(b)
Export Development Corp.	2.616%	5/13/19	50,000,000	49,738,945	(b)
Export Development Corp.	2.613%	5/23/19	100,000,000	99,408,033	(b)
HSBC Bank Inc.	2.496%	3/6/19	125,000,000	124,949,354	(a)(b)
HSBC Bank Inc.	2.567%	4/5/19	72,600,000	72,418,718	(a)(b)

See Notes to Financial Statements.

16	Liquid Reserves Portfolio 2019 Semi-Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
HSBC Bank Inc. (1 mo. USD LIBOR + 0.180%)	2.490%	11/7/19	$450,000,000	$450,086,908	(a)(c)
ING U.S. Funding LLC (3 mo. USD LIBOR + 0.090%)	2.615%	3/19/19	74,000,000	74,002,795	(c)
ING U.S. Funding LLC	2.529%	4/2/19	50,000,000	49,887,204	(b)
ING U.S. Funding LLC	2.536%	4/5/19	50,000,000	49,876,650	(b)
ING U.S. Funding LLC (1 mo. USD LIBOR + 0.310%)	2.490%	5/21/19	198,600,000	198,712,624	(c)
JPMorgan Securities LLC	2.506%	3/11/19	74,500,000	74,444,456	(b)
JPMorgan Securities LLC	2.533%	3/22/19	125,000,000	124,811,701	(b)
JPMorgan Securities LLC (3 mo. USD LIBOR + 0.220%)	2.615%	3/28/19	65,000,000	65,010,505	(a)(c)
JPMorgan Securities LLC	2.567%	4/5/19	50,000,000	49,875,150	(b)
JPMorgan Securities LLC (1 mo. USD LIBOR + 0.200%)	2.490%	4/16/19	100,000,000	100,027,030	(a)(c)
JPMorgan Securities LLC (1 mo. USD LIBOR + 0.180%)	2.490%	11/13/19	100,000,000	100,011,070	(a)(c)
JPMorgan Securities LLC (1 mo. USD LIBOR + 0.180%)	2.490%	11/18/19	100,000,000	100,008,451	(a)(c)
KFW	2.479%	3/1/19	23,000,000	22,998,457	(a)(b)
Kingdom of the Netherlands	2.500%	3/7/19	69,000,000	68,967,331	(a)(b)
Landesbank Hessen-Thuringen	2.457%	3/11/19	100,000,000	99,926,881	(a)(b)
Landesbank Hessen-Thuringen	2.462%	3/18/19	130,000,000	129,844,195	(a)(b)
Landesbank Hessen-Thuringen	2.624%	6/18/19	180,000,000	178,600,250	(a)(b)
Lloyds Bank PLC	2.689%	5/23/19	175,000,000	173,934,658	(b)
Lloyds Bank PLC (1 mo. USD LIBOR + 0.290%)	2.490%	7/11/19	70,000,000	70,045,841	(c)
Lloyds Bank PLC (3 mo. USD LIBOR + 0.090%)	2.615%	7/15/19	150,000,000	150,045,550	(c)
Lloyds Bank PLC (1 mo. USD LIBOR + 0.200%)	2.490%	7/30/19	75,000,000	75,017,259	(c)
Lloyds Bank PLC (1 mo. USD LIBOR + 0.120%)	2.490%	8/13/19	250,000,000	249,982,540	(c)
Mitsubishi UFJ Trust & Banking Corp.	2.548%	4/9/19	128,005,000	127,652,560	(a)(b)
Mitsubishi UFJ Trust & Banking Corp.	2.552%	4/10/19	141,000,000	140,601,432	(a)(b)
Mitsubishi UFJ Trust & Banking Corp.	2.647%	5/14/19	95,000,000	94,491,354	(a)(b)
National Bank of Canada (1 mo. USD LIBOR + 0.120%)	2.490%	8/12/19	404,000,000	404,003,826	(a)(c)
Natixis (1 mo. USD LIBOR + 0.170%)	2.490%	3/18/19	100,000,000	100,010,807	(c)
Natixis	2.609%	6/5/19	300,000,000	297,953,301	(b)
Nestle Finance International Ltd.	2.436%	3/5/19	107,200,000	107,164,669	(b)
NRW Bank	2.449%	3/1/19	140,000,000	139,990,721	(a)(b)
NRW Bank	2.452%	3/4/19	169,500,000	169,455,008	(a)(b)
NRW Bank	2.454%	3/6/19	199,500,000	199,420,499	(a)(b)
NRW Bank	2.534%	5/16/19	165,400,000	164,529,014	(a)(b)
Oversea-Chinese Banking Corp. Ltd. (3 mo. USD LIBOR + 0.09%)	2.615%	3/25/19	99,465,000	99,472,060	(a)(c)
Oversea-Chinese Banking Corp. Ltd.	2.622%	5/29/19	100,000,000	99,363,750	(a)(b)
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.130%)	2.490%	8/13/19	150,000,000	150,003,946	(a)(c)

See Notes to Financial Statements.

Liquid Reserves Portfolio 2019 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

February 28, 2019

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.120%)	2.490%	8/27/19	$100,000,000	$99,997,230	(a)(c)
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.120%)	2.490%	9/19/19	200,000,000	199,973,470	(a)(c)
PACCAR Financial Corp.	2.445%	3/1/19	33,000,000	32,997,816	(b)
Royal Bank of Canada	2.668%	5/30/19	197,560,000	196,267,584	(b)
Sanofi SA	2.466%	3/15/19	49,000,000	48,950,959	(a)(b)
Santander UK PLC	2.519%	4/5/19	120,000,000	119,705,880	(b)
Santander UK PLC	2.600%	5/7/19	200,000,000	199,045,734	(b)
Skandinaviska Enskilda Banken AB	2.571%	5/13/19	38,000,000	37,804,957	(a)(b)
Skandinaviska Enskilda Banken AB	2.600%	5/22/19	275,000,000	273,399,714	(a)(b)
Skandinaviska Enskilda Banken AB NY	2.628%	6/5/19	92,500,000	91,864,448	(a)(b)
Societe Generale	2.469%	3/1/19	220,000,000	219,985,297	(a)(b)
Societe Generale	2.505%	4/15/19	382,090,000	380,900,680	(a)(b)
Societe Generale	2.573%	5/17/19	250,000,000	248,646,375	(a)(b)
Societe Generale	2.613%	5/31/19	500,000,000	496,759,555	(a)(b)
Societe Generale	2.625%	6/27/19	92,000,000	91,226,037	(a)(b)
Standard Chartered Bank	2.692%	7/8/19	182,000,000	180,285,964	(a)(b)
Sumitomo Mitsui Banking Corp.	2.542%	4/9/19	100,000,000	99,725,333	(a)(b)
Sumitomo Mitsui Banking Corp.	2.636%	6/3/19	65,000,000	64,561,232	(a)(b)
Sumitomo Mitsui Trust Bank Ltd.	2.489%	3/18/19	200,000,000	199,757,700	(a)(b)
Swedish Export Credit Corp.	2.448%	3/7/19	75,000,000	74,965,219	(b)
Swedish Export Credit Corp.	2.495%	3/27/19	85,000,000	84,845,215	(b)
Swedish Export Credit Corp.	2.604%	6/4/19	50,000,000	49,663,067	(b)
Toronto Dominion Bank NY	2.449%	3/1/19	200,000,000	199,986,744	(a)(b)
Toronto Dominion Bank NY	2.454%	3/6/19	200,000,000	199,920,300	(a)(b)
Toronto Dominion Bank NY	2.464%	3/15/19	90,000,000	89,910,000	(a)(b)
Toronto Dominion Bank NY (3 mo. USD LIBOR + 0.080%)	2.615%	3/22/19	130,000,000	130,005,934	(a)(c)
Toronto Dominion Bank NY	2.551%	5/23/19	400,000,000	397,688,132	(a)(b)
Toronto Dominion Bank NY	2.594%	6/28/19	100,000,000	99,161,667	(a)(b)
Total Capital Canada, Ltd.	2.470%	3/5/19	56,485,000	56,466,124	(a)(b)
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.180%)	2.490%	7/26/19	118,465,000	118,492,208	(c)
Toyota Motor Credit Corp. (1 mo. USD LIBOR + 0.180%)	2.490%	7/26/19	100,000,000	100,023,233	(c)
UBS AG (1 mo. USD LIBOR + 0.180%)	2.490%	4/16/19	443,000,000	443,108,207	(a)(c)
UBS AG (1 mo. USD LIBOR + 0.280%)	2.490%	5/20/19	50,000,000	50,026,294	(a)(c)
UBS AG	2.705%	6/3/19	20,000,000	19,861,564	(a)(b)
UBS AG	2.764%	6/18/19	100,000,000	99,181,722	(a)(b)

See Notes to Financial Statements.

18	Liquid Reserves Portfolio 2019 Semi-Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Unilever Capital Corp.	2.417%	3/1/19	$78,650,000	$78,644,855	(a)(b)
Westpac Banking Corp. (1 mo. USD LIBOR + 0.200%)	2.490%	9/19/19	35,000,000	35,010,229	(a)(c)
Total Commercial Paper				16,077,491,155
Certificates of Deposit — 30.2%
Bank of Montreal (1 mo. USD LIBOR + 0.150%)	2.662%	3/7/19	249,030,000	249,041,784	(c)
Bank of Montreal (1 mo. USD LIBOR + 0.200%)	2.712%	5/7/19	173,500,000	173,558,541	(c)
Barclays Bank PLC	2.820%	4/9/19	95,000,000	95,029,969
Barclays Bank PLC NY (3 mo. USD LIBOR + 0.210%)	2.948%	7/31/19	283,500,000	283,515,678	(c)
BNP Paribas SA	2.490%	3/13/19	175,000,000	175,004,049
BNP Paribas SA (3 mo. USD LIBOR + 0.120%)	2.915%	4/8/19	48,500,000	48,505,829	(c)
BNP Paribas SA (3 mo. USD LIBOR + 0.120%)	2.924%	4/8/19	75,000,000	75,009,043	(c)
BNP Paribas SA (1 mo. USD LIBOR + 0.250%)	2.740%	4/23/19	125,000,000	125,046,699	(c)
BNP Paribas SA	2.870%	6/13/19	98,206,000	98,289,669
Citibank N.A.	2.840%	4/11/19	213,575,000	213,656,351
Citibank N.A.	2.920%	6/13/19	200,000,000	200,172,824
Citibank N.A.	2.920%	6/13/19	31,520,000	31,547,256
Cooperatieve Rabobank U.A. (1 mo. USD LIBOR + 0.220%)	2.709%	4/15/19	100,000,000	100,029,050	(c)
Credit Agricole CIB NY	2.890%	6/3/19	173,000,000	173,165,303
Credit Agricole Corporate and Investment Bank (3 mo. USD LIBOR + 0.150%)	2.844%	5/20/19	250,000,000	250,107,662	(c)
Credit Agricole Corporate and Investment Bank (3 mo. USD LIBOR + 0.080%)	2.818%	6/3/19	200,000,000	200,067,812	(c)
Forits Bank	2.600%	5/7/19	250,000,000	250,052,750
HSBC Bank Inc. (1 mo. USD LIBOR + 0.270%)	2.490%	7/11/19	50,000,000	50,029,070	(c)
HSBC Bank Inc. (1 mo. USD LIBOR + 0.140%)	2.634%	8/14/19	100,000,000	100,002,044	(c)
KBC Bank NV	2.400%	3/5/19	200,000,000	200,000,046
KBC Bank NV	2.400%	3/7/19	203,345,000	203,345,000
KBC Bank NV	2.630%	5/2/19	32,000,000	32,007,197
KBC Bank NV	2.600%	5/7/19	48,000,000	48,008,863
KBC Bank NV	2.600%	5/13/19	250,000,000	250,049,557
KBC Bank NV	2.560%	5/20/19	100,000,000	100,012,619
KBC Bank NV NY	2.400%	3/4/19	121,500,000	121,500,021
Landesbank Hessen NY	2.400%	3/4/19	149,500,000	149,500,191
Landesbank Hessen NY	2.400%	3/7/19	244,500,000	244,500,000
Landesbank Hessen NY	2.540%	5/22/19	200,000,000	200,016,936
Lloyds Bank PLC	2.920%	6/7/19	223,650,000	223,824,266
Mitsubishi UFJ Trust & Banking Corp.	2.720%	4/15/19	100,000,000	100,027,219

See Notes to Financial Statements.

Liquid Reserves Portfolio 2019 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

February 28, 2019

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Mitsubishi UFJ Trust & Banking Corp.	2.600%	5/9/19	$100,000,000	$100,006,636
Mitsubishi UFJ Trust & Banking Corp. (1 mo. USD LIBOR + 0.310%)	2.823%	6/6/19	223,600,000	223,738,460	(c)
Mizuho Bank Ltd.	2.800%	3/15/19	264,000,000	264,041,002
Mizuho Bank Ltd.	2.800%	3/21/19	90,000,000	90,019,304
Mizuho Bank Ltd. (1 mo. USD LIBOR + 0.190%)	2.707%	4/9/19	225,000,000	225,023,508	(c)
Mizuho Bank Ltd.	2.600%	5/23/19	200,000,000	200,013,502
Mizuho Bank Ltd.	2.700%	5/24/19	167,000,000	167,049,093
Mizuho Bank Ltd.	2.560%	5/28/19	100,000,000	99,996,426
Mizuho Bank Ltd.	2.890%	6/25/19	100,000,000	100,088,574
Mizuho Bank Ltd.	2.870%	7/8/19	73,975,000	74,040,410
Mizuho Bank Ltd. (1 mo. USD LIBOR + 0.200%)	2.693%	7/30/19	50,000,000	50,013,211	(c)
Mizuho Bank Ltd. (1 mo. USD LIBOR + 0.160%)	2.677%	8/12/19	100,000,000	100,005,495	(c)
MUFG Bank Ltd.	2.540%	4/8/19	100,000,000	100,002,441
Nordea Bank	2.760%	3/11/19	325,000,000	325,037,177
Nordea Bank (1 mo. USD LIBOR + 0.150%)	2.643%	3/28/19	150,000,000	150,022,590	(c)
Nordea Bank (1 mo. USD LIBOR + 0.170%)	2.659%	5/15/19	199,500,000	199,556,474	(c)
Nordea Bank	2.860%	6/3/19	250,000,000	250,199,125
Norinchukin Bank	2.380%	3/7/19	185,000,000	185,000,000
Norinchukin Bank	2.750%	4/8/19	130,000,000	130,037,553
Oversea-Chinese Banking Corp. Ltd.	2.750%	3/4/19	75,000,000	75,002,131
Oversea-Chinese Banking Corp. Ltd. (1 mo. USD LIBOR + 0.130%)	2.642%	3/7/19	148,835,000	148,841,610	(c)
Oversea-Chinese Banking Corp. Ltd.	2.560%	5/14/19	50,000,000	50,002,848
Oversea-Chinese Banking Corp. Ltd.	2.560%	5/15/19	280,000,000	280,015,674
Royal Bank of Canada (3 mo. USD LIBOR + 0.180%)	2.931%	3/5/19	23,000,000	22,999,997	(c)
Royal Bank of Canada (3 mo. USD LIBOR + 0.080%)	2.904%	3/22/19	192,000,000	192,008,765	(c)
Royal Bank of Canada (3 mo. USD LIBOR + 0.120%)	2.764%	5/20/19	259,000,000	259,089,614	(c)
Skandinaviska Enskilda Banken AB (1 mo. USD LIBOR + 0.120%)	2.618%	8/13/19	150,000,000	149,997,078	(c)
Skandinaviska Enskilda Banken AB (1 mo. USD LIBOR + 0.130%)	2.643%	9/5/19	50,000,000	50,000,521	(c)
Skandinaviska Enskilda Banken AB (1 mo. USD LIBOR + 0.130%)	2.624%	9/12/19	93,000,000	92,999,208	(c)
Standard Chartered Bank	2.780%	3/6/19	225,000,000	225,014,076
Standard Chartered Bank (3 mo. USD LIBOR + 0.090%)	2.829%	3/6/19	150,000,000	150,000,732	(c)
Standard Chartered Bank (3 mo. USD LIBOR + 0.140%)	2.964%	3/22/19	125,000,000	125,008,177	(c)
Standard Chartered Bank (1 mo. USD LIBOR + 0.330%)	2.810%	5/20/19	235,000,000	235,149,911	(c)
Standard Chartered Bank	2.930%	5/31/19	175,000,000	175,144,419

See Notes to Financial Statements.

20	Liquid Reserves Portfolio 2019 Semi-Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.190%)	2.669%	3/27/19	$50,000,000	$50,008,308	(c)
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.110%)	2.627%	6/11/19	247,000,000	247,021,017	(c)
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.310%)	2.823%	7/8/19	75,000,000	75,053,723	(c)
Sumitomo Mitsui Banking Corp. (1 mo. USD LIBOR + 0.310%)	2.490%	7/9/19	458,250,000	458,580,458	(c)
Sumitomo Mitsui Trust Bank Ltd.	2.620%	3/7/19	93,000,000	93,003,921
Sumitomo Mitsui Trust Bank Ltd.	2.810%	3/22/19	225,000,000	225,049,432
Sumitomo Mitsui Trust Bank Ltd.	2.710%	4/22/19	16,000,000	16,004,388
Sumitomo Mitsui Trust Bank Ltd.	2.600%	5/9/19	200,000,000	200,017,148
Sumitomo Mitsui Trust Bank Ltd.	2.600%	5/30/19	100,000,000	100,002,859
Sumitomo Mitsui Trust Bank Ltd.	2.600%	5/30/19	100,000,000	100,002,906
Svenska Handelsbanken NY (1 mo. USD LIBOR + 0.150%)	2.643%	3/28/19	125,000,000	125,018,825	(c)
Svenska Handelsbanken NY	2.555%	4/3/19	96,625,000	96,631,347
Svenska Handelsbanken NY (1 mo. USD LIBOR + 0.140%)	2.653%	4/8/19	147,200,000	147,213,301	(c)
Svenska Handelsbanken NY	2.560%	5/14/19	82,000,000	82,006,371
Swedbank AB (3 mo. USD LIBOR + 0.080%)	2.902%	3/25/19	63,000,000	63,003,000	(c)
Wells Fargo Bank N.A. (3 mo. USD LIBOR + 0.080%)	2.877%	4/9/19	99,000,000	99,016,276	(c)
Westpac Banking Corp.	2.880%	6/4/19	88,675,000	88,746,257
Total Certificates of Deposit				12,296,168,577
Time Deposits — 17.1%
Banco Santander	2.400%	3/1/19	475,000,000	475,000,000
Barclays Bank PLC	2.400%	3/1/19	458,000,000	458,000,000
BNP Paribas	2.370%	3/1/19	214,500,000	214,500,000
Canadian Imperial Bank of Commerce	2.350%	3/1/19	253,000,000	253,000,000
Credit Agricole CIB	2.360%	3/1/19	232,000,000	232,000,000
Credit Suisse AG NY	2.370%	3/1/19	250,000,000	250,000,000
DnB NOR Bank ASA	2.360%	3/1/19	275,000,000	275,000,000
Mizuho Bank Ltd.	2.420%	3/1/19	64,926,000	64,926,000
MUFG Bank Ltd.	2.370%	3/1/19	72,272,000	72,272,000
National Bank of Canada	2.360%	3/1/19	227,300,000	227,300,000
Natixis	2.360%	3/1/19	264,000,000	264,000,000
Nordea Bank	2.360%	3/1/19	260,000,000	260,000,000
NRW Bank	2.380%	3/1/19	750,000,000	750,000,000
Rabobank Nederland NY	2.360%	3/1/19	274,709,000	274,709,000
Royal Bank of Canada	2.400%	3/1/19	920,000,000	920,000,000
Skandinaviska Enskilda Banken AB	2.360%	3/1/19	275,000,000	275,000,000

See Notes to Financial Statements.

Liquid Reserves Portfolio 2019 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

February 28, 2019

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Time Deposits — continued
Svenska Handelsbanken NY	2.360%	3/1/19	$275,000,000	$275,000,000
Swedbank AB	2.380%	3/1/19	1,000,000,000	1,000,000,000
Toronto Dominion Bank NY	2.400%	3/1/19	444,000,000	444,000,000
Total Time Deposits				6,984,707,000
U.S. Treasury Notes — 4.0%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.043%)	2.463%	7/31/20	280,000,000	279,912,923	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.045%)	2.465%	10/31/20	1,035,000,000	1,034,267,551	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.115%)	2.535%	1/31/21	300,000,000	299,862,075	(c)
Total U.S. Treasury Notes				1,614,042,549
Repurchase Agreements — 9.2%
Bank of America Corp. tri-party repurchase agreement dated 11/2/17 Proceeds at Maturity — $379,703,125; (Fully collateralized by various corporate bonds and notes, 0.000% due 3/1/19 to 5/3/19, Market value — $393,750,001)	2.580%	8/22/19	375,000,000	375,000,000
Bank of America Corp. tri-party repurchase agreement dated 11/13/18 Proceeds at Maturity — $75,940,625; (Fully collateralized by various corporate bonds and notes, 0.000% due 3/1/19 to 3/28/19, Market value — $78,750,001)	2.580%	8/22/19	75,000,000	75,000,000
Fixed Income Clearing RP tri-party repurchase agreement dated 2/28/19 Proceeds at Maturity — $3,000,212,500; (Fully collateralized by various U.S. government agency obligations, 0.750% to 4.625% due 8/15/28 to 11/15/45; Market value — $3,060,001,151)	2.550%	3/1/19	3,000,000,000	3,000,000,000
Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 11/2/17 Proceeds at Maturity — $202,595,833; (Fully collateralized by various corporate bonds and notes, 0.000% due 3/1/19 to 5/15/19, Market value — $210,000,000)	2.670%	8/22/19	200,000,000	200,000,000
Mitsubishi UFJ Trust & Banking Corp. tri-party repurchase agreement dated 11/2/17 Proceeds at Maturity — $101,297,917; (Fully collateralized by various corporate bonds and notes, 0.000% due 3/1/19 to 5/20/19, Market value — $105,000,000)	2.670%	8/22/19	100,000,000	100,000,000
Total Repurchase Agreements				3,750,000,000
Total Investments — 100.0% (Cost — $40,717,421,411)				40,722,409,281
Liabilities in Excess of Other Assets — 0.0%				(18,382,800)
Total Net Assets — 100.0%				$40,704,026,481

See Notes to Financial Statements.

22	Liquid Reserves Portfolio 2019 Semi-Annual Report

Liquid Reserves Portfolio

(a)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Rate shown represents yield-to-maturity.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Abbreviations used in this schedule:

LIBOR	— London Interbank Offered Rate

USD	— United States Dollar

See Notes to Financial Statements.

Liquid Reserves Portfolio 2019 Semi-Annual Report	23

Statement of assets and liabilities (unaudited)

February 28, 2019

Assets:
Investments, at value (Cost — $ 40,717,421,411)	$40,722,409,281
Cash	186,511
Interest receivable	50,726,131
Total Assets	40,773,321,923

Liabilities:
Payable for securities purchased	68,972,170
Trustees’ fees payable	5,216
Accrued expenses	318,056
Total Liabilities	69,295,442
Total Net Assets	$40,704,026,481

Represented by:
Paid-in capital	$40,704,026,481

See Notes to Financial Statements.

24	Liquid Reserves Portfolio 2019 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended February 28, 2019

Investment Income:
Interest	$327,031,659

Expenses:
Investment management fee (Note 2)	13,024,189
Trustees’ fees	249,229
Legal fees	190,417
Fund accounting fees	152,848
Custody fees	86,127
Audit and tax fees	22,962
Miscellaneous expenses	46,551
Total Expenses	13,772,323
Less: Fee waivers and/or expense reimbursements (Note 2)	(13,024,189)
Net Expenses	748,134
Net Investment Income	326,283,525

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Loss From Investment Transactions	(54,945)
Change in Net Unrealized Appreciation (Depreciation) From Investments	3,317,051
Net Gain on Investments	3,262,106
Increase in Net Assets From Operations	$329,545,631

See Notes to Financial Statements.

Liquid Reserves Portfolio 2019 Semi-Annual Report	25

Statements of changes in net assets

For the Six Months Ended February 28, 2019 (unaudited) and the Year Ended August 31, 2018	2019	2018

Operations:
Net investment income	$326,283,525	$286,310,940
Net realized loss	(54,945)	(1,219,460)
Change in net unrealized appreciation (depreciation)	3,317,051	(285,866)
Increase in Net Assets From Operations	329,545,631	284,805,614

Capital Transactions:
Proceeds from contributions	53,686,653,047	65,540,548,340
Value of withdrawals	(29,229,628,983)	(71,429,392,107)
Increase (Decrease) in Net Assets From Capital Transactions	24,457,024,064	(5,888,843,767)
Increase (Decrease) in Net Assets	24,786,569,695	(5,604,038,153)

Net Assets:
Beginning of period	15,917,456,786	21,521,494,939
End of period	$40,704,026,481	$15,917,456,786

See Notes to Financial Statements.

26	Liquid Reserves Portfolio 2019 Semi-Annual Report

Financial highlights

For the years ended August 31, unless otherwise noted:
	2019[1]		2018	2017	2016	2015	2014

Net assets, end of period (millions)	$40,704		$15,917	$21,521	$49,903	$63,542	$74,403
Total return[2]	1.25%		1.75%	1.02%	0.48%	0.22%	0.10%

Ratios to average net assets:
Gross expenses	0.11%[3]		0.11%	0.11%	0.11%	0.11%	0.11%
Net expenses[4,5]	0.01	[3]	0.01	0.01	0.01	0.01	0.10
Net investment income	2.51	[3]	1.67	0.94	0.46	0.21	0.10

[1]	For the six months ended February 28, 2019 (unaudited).

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Annualized.

[4]

The investment manager, pursuant to the terms of the feeder fund’s investment management agreement, has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time. Prior to August 18, 2014, as a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio did not exceed 0.10%.

[5]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Liquid Reserves Portfolio 2019 Semi-Annual Report	27

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2019, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The Portfolio sells and effects withdrawals of its interests at prices based on the current market value of the securities it holds. Therefore, the price of an interest in the Portfolio fluctuates along with changes in the market-based value of the holdings of the Portfolio. Because the price of an interest in the Portfolio fluctuates, it has what is called a “floating net asset value” or “floating NAV”. Under Rule 2a-7 of the 1940 Act (“Rule 2a-7”), the Portfolio must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments. The Portfolio may impose a fee upon the withdrawal of investors’ interests or may temporarily suspend investors’ ability to withdraw interests if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its

28	Liquid Reserves Portfolio 2019 Semi-Annual Report

net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

Liquid Reserves Portfolio 2019 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$40,722,409,281	—	$40,722,409,281

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(d) Method of allocation. Net investment income of and net realized/unrealized gains and/or losses of the Portfolio are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination.

30	Liquid Reserves Portfolio 2019 Semi-Annual Report

(e) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2018, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and and Western Asset Management Company, LLC (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Portfolio.

Liquid Reserves Portfolio 2019 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

As a result of the investment management agreement between LMPFA and the feeder fund, LMPFA has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the six months ended February 28, 2019, fees waived and/or expenses reimbursed amounted to $13,024,189.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

At February 28, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$40,717,421,411	$5,729,657	$(741,787)	$4,987,870

4. Derivative instruments and hedging activities

During the six months ended February 28, 2019, the Portfolio did not invest in derivative instruments.

32	Liquid Reserves Portfolio 2019 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 5-6, 2018, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Liquid Reserves Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company, LLC (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received extensive information in advance of the meeting to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Subadviser, and had received information relevant to the renewal of the Management Agreement and the Sub-Advisory Agreement. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the November meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, in which each feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund.

The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder funds in the Fund (each a “Feeder Fund”): Western Asset Institutional Liquid Reserves, a series of Legg Mason Partners Institutional Trust, and Western Asset Premium Liquid Reserves, a series of Legg Mason Partners Premium Money Market Trust. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the

Liquid Reserves Portfolio	33

Board approval of management and subadvisory agreements (unaudited) (cont’d)

proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager and Subadviser were present. The Independent Trustees considered the Management Agreement and the Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadviser in providing services to the Fund.

In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and the Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Management Agreement and Sub-Advisory Agreement was in the best interests of the Fund’s shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser, and of the undertakings required of the Manager and Subadviser in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Subadviser’s risk management processes.

34	Liquid Reserves Portfolio

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadviser regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, the Board considered management’s periodic reports to the Board on, among other things, its business plans and any organizational changes.

In considering the performance of the Fund, the Board received and considered performance information for each Feeder Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board noted that the Feeder Funds’ performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore was relevant to the Board’s consideration of the Fund’s performance. The Board was provided with a description of the methodology used to determine the similarity of the Feeder Funds with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing each Feeder Fund’s performance against its benchmark and against each Feeder Fund’s peers. In addition, the Board considered each Feeder Fund’s performance in light of overall financial market conditions.

•

The information comparing Western Asset Institutional Liquid Reserves’ performance to that of its Performance Universe, consisting of all funds (including the Feeder Fund) classified as money market funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2018 was above the median.

•

The information comparing Western Asset Premium Liquid Reserves’ performance to that of its Performance Universe, consisting of all funds (including the Feeder Fund) classified as money market funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1- and 3-year periods ended June 30, 2018 was below the median, its performance for the 5-year period ended June 30, 2018 was approximately equivalent to the median, and its performance for the 10-year period ended June 30, 2018 was at

Liquid Reserves Portfolio	35

Board approval of management and subadvisory agreements (unaudited) (cont’d)

the median. The Board noted the explanations from the Manager and the Subadviser concerning the Feeder Fund’s relative performance versus the peer group for the various periods.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee and the actual management fees paid by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Feeder Funds. The Board also noted that the compensation paid to the Subadviser is the responsibility and expense of the Manager, not the Fund.

In addition, the Board received and considered information provided by Broadridge comparing each Feeder Fund’s contractual management fee (each, a “Contractual Management Fee”), the actual management fees paid by each Feeder Fund to the Manager (each, an “Actual Management Fee”) and each Feeder Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board noted that the Feeder Funds’ expense information reflected both management fees and total expenses payable by the Feeder Funds as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager and/or the Subadviser to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts.

The Board considered the overall management fee, the fees of the Subadviser and the amount of the management fee retained by the Manager after payment of the subadvisory fee in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

36	Liquid Reserves Portfolio

•

The information comparing Western Asset Institutional Liquid Reserves’ Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of money market funds (including the Fund) chosen by Broadridge to be comparable to the Feeder Fund, showed that the Feeder Fund’s Contractual Management Fee and Actual Management Fee were each approximately equivalent to the median. The Board noted that the Feeder Fund’s actual total expense ratio was approximately equivalent to the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2019.

•

The information comparing Western Asset Premium Liquid Reserves’ Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of money market funds (including the Feeder Fund) chosen by Broadridge to be comparable to the Feeder Fund, showed that the Feeder Fund’s Contractual Management Fee was above the median and the Actual Management Fee was below the median. The Board noted that the Feeder Fund’s actual total expense ratio was above the median. The Board took into account management’s discussion of the Feeder Fund’s expenses and noted the limited size of the expense group. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2019.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fee for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund and the Feeder Funds that invest in the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow.

•

The Board noted that the Manager had previously agreed to institute breakpoints in Western Asset Institutional Liquid Reserves’ Contractual Management Fee, reflecting the potential for reducing the blended rate of the Contractual Management Fee as the Feeder Fund grows. The Board considered whether the breakpoint fee structure was a

Liquid Reserves Portfolio	37

Board approval of management and subadvisory agreements (unaudited) (cont’d)

reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Feeder Fund’s asset levels. The Board noted that, while the Feeder Fund’s assets were not at the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered, the Feeder Fund’s Contractual Management Fee was approximately equivalent to the asset-weighted average of management fees paid by other funds in the same Broadridge investment classification/objective at the range of asset levels relevant to the Feeder Fund. The Board also noted that the Feeder Fund’s Contractual Management Fee and Actual Management Fee were approximately equivalent to the median of the expense group.

•	The Board noted that Western Asset Premium Liquid Reserves’ Actual Management Fee was below the median of the expense group. In addition, the Board noted the size of the Feeder Fund.

The Board determined that the management fee structure for the Fund, including breakpoints at the Feeder Fund level, where applicable, was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

38	Liquid Reserves Portfolio

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 24, 2019

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	April 24, 2019